Statutory Accounting Principles	12 Months Ended
Dec. 31, 2011
Statutory Accounting Principles
18.	Statutory Accounting Principles

As an insurance and reinsurance holding company, Argo Group is largely dependent on dividends and other permitted payments from its insurance and reinsurance subsidiaries to pay cash dividends to its shareholders, for debt service and for its operating expenses. The ability of Argo Group’s insurance and reinsurance subsidiaries to pay dividends to Argo Group is subject to certain restrictions imposed by the jurisdictions of domicile that regulate our insurance and reinsurance subsidiaries and each jurisdiction has calculations for the amount of dividends that an insurance and reinsurance company can pay without the approval of the insurance regulator.

The payment of dividends by Argo Re is limited under the Insurance Act 1978, amendments thereto and Related Regulations of Bermuda (collectively, the “Insurance Act”). Argo Re is prohibited from declaring or paying any dividends during any financial year it is in breach of its minimum solvency margin or minimum liquidity ratio or if the declaration or payment of such dividends would cause it to fail to meet such margin or ratio. As of December 31, 2011, Argo Re’s solvency and liquidity margins and statutory capital and surplus were in excess of the minimum levels required by the Insurance Act. As of December 31, 2011, the unaudited statutory capital and surplus of Argo Re was estimated to be $1,172.0 million and the amount required to be maintained was estimated to be $224.0 million. The unaudited statutory net loss was estimated to be $46.6 million. As of December 31, 2011, Argo Re’s total investments in subsidiaries in its statutory balance sheet were approximately $887.0 million.

In 2011, Argo Re paid a cash dividend of $100.0 million to Argo Group which was used to repay an intercompany note. In March 2010, Argo Re paid a cash dividend of $17.5 million to Argo Group. Argo Re did not pay dividends to Argo Group in 2009.

Our U.S. insurance subsidiaries file financial statements prepared in accordance with statutory accounting principles prescribed or permitted by insurance regulatory authorities of the state in which they are domiciled. The differences between statutory-based financial statements and financial statements prepared in accordance with GAAP vary between jurisdictions. The principal differences are that for statutory-based financial statements, deferred policy acquisition costs are not recognized, a portion of the deferred federal income tax assets is recorded, bonds are generally carried at amortized cost, certain assets are non-admitted and charged directly to surplus, a collectability allowance related to reinsurance recoverables are charged directly to surplus, and outstanding losses and unearned premium are presented net of reinsurance.

As an intermediate insurance holding company, Argo Group US is largely dependent on dividends and other permitted payments from its insurance subsidiaries to service its debt, to fund operating expenses and to pay dividends to Argo Financial Holding (Ireland) Limited. The statutory policyholders’ surplus and net income for the years ended December 31, 2011, 2010 and 2009 of Argo Group US’s principal insurance subsidiaries, Argonaut Insurance Company, Colony Insurance Company and Rockwood Casualty Insurance Company included in those companies’ respective filings with regulatory authorities are as follows:

(in millions)	2011	2010	2009
	(unaudited)	(unaudited)	(unaudited)
Net income	$206.0	$110.9	$123.9
Surplus	$777.6	$841.5	$705.2

Various state insurance laws restrict the amount that may be transferred to Argo Group US from its subsidiaries in the form of dividends without prior approval of regulatory authorities. In addition, that portion of the insurance subsidiaries’ net equity that results from the difference between statutory insurance principles and GAAP would not be available for dividends.

In June 2011, Argo Group US received an extraordinary dividend in the amount of $30.0 million in cash from Rockwood Casualty Insurance Company. In December 2011, Argo Group US received an extraordinary dividend of $99.4 million, in the form of $48.1 million in cash and $51.3 million in securities, from Colony Insurance Company.

In September 2010, Argo Group US received cash dividends of $25.0 million and $30.0 million from Argonaut Insurance Company and Rockwood Casualty Insurance Company, respectively. The Rockwood Casualty Insurance Company dividend was an extraordinary dividend. In October 2010, Argo Group US received a dividend of $50.0 million, in the form of $25.2 million in cash and $24.8 million in securities, from Colony Insurance Company.

In June 2009, Colony Insurance Company and Rockwood Casualty Insurance Company each paid its sole shareholder Argo Group US, an extraordinary dividend of $90.0 million and $15.0 million respectively.

Argonaut Insurance Company is a direct subsidiary of Argo Group US and is regulated by the Illinois Division of Insurance. During 2012, based on the state of domicile’s ordinary dividend calculation, Argonaut Insurance Company may be permitted to pay dividends of up to $37.3 million without approval from the Illinois Division of Insurance. Colony Insurance Company, a direct subsidiary of Argo Group US, is regulated by the Virginia Bureau of Insurance. Colony Insurance Company may be permitted to pay dividends of up to $161.3 million in cash without approval from the Virginia Department of Insurance. Rockwood Casualty Insurance Company, a direct subsidiary of Argo Group US, is regulated by the Pennsylvania Department of Insurance. Rockwood Casualty Insurance Company may be permitted to pay dividends of up to $17.5 million in cash without approval from the Pennsylvania Department of Insurance. Each department of insurance may require prior approval for the payment of all dividends, based on business and regulatory conditions of the insurance companies.

Dividend payments from Argo International to its immediate parent are not restricted by regulatory authority. Dividend payments will be at the discretion of Argo International’s Board of Directors and will be subject to the earnings, operations, financial condition, capital and general business requirements of Argo International.